Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, issued	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Common shares, outstanding	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991